Details of Certain Account Balances - Schedule of Other Accrued Expenses (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Sales tax payable	$ 1,539	$ 1,336
Deferred rent and leases payable	461	422
Other	458	1,188
Total other accrued expenses	$ 2,458	$ 2,946